Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2024

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 2.0%
Anchorage Capital CLO 6 Ltd.
Series 2015-6A, Class ARR,
3-Month Term SOFR + 1.31%, 6.63% (A), 07/15/2030 (B)	$ 46,980	$ 46,958
Arbor Realty Commercial Real Estate Notes Ltd.
Series 2021-FL2, Class A,
1-Month Term SOFR + 1.21%, 6.54% (A), 05/15/2036 (B)	159,957	159,410
Series 2022-FL1, Class A,
1-Month SOFR Average + 1.45%, 6.77% (A), 01/15/2037 (B)	200,000	198,438
Avis Budget Rental Car Funding AESOP LLC
Series 2023-3A, Class A,
5.44%, 02/22/2028 (B)	400,000	402,453
Series 2023-5A, Class A,
5.78%, 04/20/2028 (B)	200,000	202,905
BDS LLC
Series 2022-FL11, Class ATS,
1-Month Term SOFR + 1.80%, 7.13% (A), 03/19/2039 (B)	200,000	199,000
Birch Grove CLO Ltd.
Series 19A, Class AR,
3-Month Term SOFR + 1.39%, 6.72% (A), 06/15/2031 (B)	211,822	212,159
BMW Canada Auto Trust
Series 2023-1A, Class A1,
5.43%, 01/20/2026 (B)	CAD 96,434	71,149
Citizens Auto Receivables Trust
Series 2023-1, Class A4,
5.78%, 10/15/2030 (B)	$ 400,000	405,920
DLLMT LLC
Series 2023-1A, Class A2,
5.78%, 11/20/2025 (B)	88,489	88,462
Exeter Automobile Receivables Trust
Series 2023-3A, Class A2,
6.11%, 09/15/2025	163,345	163,422
Ford Credit Auto Owner Trust
Series 2023-A, Class A2B,
1-Month SOFR Average + 0.72%, 6.04% (A), 03/15/2026	165,266	165,424
FORT CRE Issuer LLC
Series 2022-FL3, Class A,
1-Month SOFR Average + 1.85%, 7.17% (A), 02/23/2039 (B)	259,826	256,364
Fremont Home Loan Trust
Series 2005-1, Class M5,
1-Month Term SOFR + 1.18%, 6.51% (A), 06/25/2035	114,179	109,013
GM Financial Automobile Leasing Trust
Series 2023-2, Class A2B,
1-Month SOFR Average + 0.82%, 6.14% (A), 10/20/2025	127,328	127,587
Kubota Credit Owner Trust
Series 2023-1A, Class A2,
5.40%, 02/17/2026 (B)	223,037	222,840

	Principal	Value
ASSET-BACKED SECURITIES (continued)
LFT CRE Ltd.
Series 2021-FL1, Class A,
1-Month Term SOFR + 1.28%, 6.61% (A), 06/15/2039 (B)	$ 174,994	$ 172,793
LoanCore Issuer Ltd.
Series 2022-CRE7, Class A,
1-Month SOFR Average + 1.55%, 6.87% (A), 01/17/2037 (B)	299,958	298,271
Louisiana Local Government Environmental Facilities & Community Development Authority
Series 2022-ELL, Class A3,
4.28%, 02/01/2036	200,000	190,207
Man GLG Euro CLO VI DAC
Series 6A, Class AR,
3-Month EURIBOR + 0.81%, 4.75% (A), 10/15/2032 (B)	EUR 277,130	296,701
MASTR Asset-Backed Securities Trust
Series 2004-WMC3, Class M1,
1-Month Term SOFR + 0.94%, 6.27% (A), 10/25/2034	$ 91,219	86,759
Merrill Lynch Mortgage Investors Trust
Series 2004-WMC5, Class M1,
1-Month Term SOFR + 1.04%, 6.37% (A), 07/25/2035	71,786	70,886
Romark CLO Ltd.
Series 2017-1A, Class A1R,
3-Month Term SOFR + 1.29%, 6.61% (A), 10/23/2030 (B)	181,890	181,937
Santander Drive Auto Receivables Trust
Series 2023-2, Class A2,
5.87%, 03/16/2026	55,853	55,876
SMB Private Education Loan Trust
Series 2016-B, Class A2B,
1-Month Term SOFR + 1.56%, 6.89% (A), 02/17/2032 (B)	44,438	44,493
STWD Ltd.
Series 2022-FL3, Class A,
1-Month SOFR Average + 1.35%, 6.67% (A), 11/15/2038 (B)	300,000	295,065
TRTX Issuer Ltd.
Series 2022-FL5, Class A,
1-Month SOFR Average + 1.65%, 6.97% (A), 02/15/2039 (B)	300,000	297,882
Vibrant CLO VI Ltd.
Series 2017-6A, Class AR,
3-Month Term SOFR + 1.21%, 6.54% (A), 06/20/2029 (B)	1,593	1,593
VMC Finance LLC
Series 2022-FL5, Class A,
1-Month SOFR Average + 1.90%, 7.22% (A), 02/18/2039 (B)	248,368	245,401

Total Asset-Backed Securities (Cost $5,317,317)		5,269,368

Transamerica Series Trust	Page 1

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 11.1%
Aerospace & Defense - 0.0% (C)
Spirit AeroSystems, Inc.
3.85%, 06/15/2026	$ 100,000	$ 96,133

Automobiles - 0.2%
Ford Motor Credit Co. LLC
4.27%, 01/09/2027	200,000	192,424
Hyundai Capital America
3-Month SOFR + 1.15%, 6.50% (A), 08/04/2025 (B)	300,000	301,686
Nissan Motor Acceptance Co. LLC
2.00%, 03/09/2026 (B)	100,000	92,620

		586,730

Banks - 3.3%
Bank Leumi Le-Israel BM
5.13%, 07/27/2027 (D)	200,000	195,841
Bank of America Corp.
Fixed until 09/15/2026, 5.93% (A), 09/15/2027	200,000	202,767
CaixaBank SA
Fixed until 09/13/2026, 6.68% (A), 09/13/2027 (B)	200,000	204,387
Citigroup, Inc.
4.40%, 06/10/2025	750,000	739,726
Danske Bank AS
Fixed until 09/22/2025, 6.26% (A), 09/22/2026 (B)	200,000	201,965
Deutsche Bank AG
Fixed until 11/19/2029, 1.75% (A), 11/19/2030 (D)	EUR 100,000	94,888
Goldman Sachs Group, Inc.
3-Month Term SOFR + 2.01%, 7.33% (A), 10/28/2027	$ 300,000	309,010
HSBC Holdings PLC
Fixed until 11/03/2027, 7.39% (A), 11/03/2028	200,000	212,835
ING Groep NV
Fixed until 09/11/2033, 6.11% (A), 09/11/2034	200,000	207,681
Intesa Sanpaolo SpA
6.63%, 06/20/2033 (B)	200,000	207,671
Israel Discount Bank Ltd.
5.38%, 01/26/2028 (D)	200,000	195,000
JPMorgan Chase & Co.
Fixed until 06/01/2033, 5.35% (A), 06/01/2034	300,000	301,317
KKR Group Finance Co. XII LLC
4.85%, 05/17/2032 (B)	200,000	193,492
Lloyds Banking Group PLC
4.38%, 03/22/2028	200,000	194,180
4.55%, 08/16/2028	600,000	584,962
Fixed until 01/05/2034, 5.68% (A), 01/05/2035	200,000	201,278
Mizuho Financial Group, Inc.
Fixed until 05/22/2026, 1.23% (A), 05/22/2027	200,000	183,611
Fixed until 07/06/2028, 5.78% (A), 07/06/2029	200,000	204,501

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Morgan Stanley
Fixed until 07/21/2033, 5.42% (A), 07/21/2034	$ 200,000	$ 200,790
NatWest Group PLC
Fixed until 05/22/2027, 3.07% (A), 05/22/2028	200,000	186,735
Fixed until 05/18/2028, 4.89% (A), 05/18/2029	300,000	293,771
Santander Holdings USA, Inc.
3.45%, 06/02/2025	400,000	388,887
Santander UK Group Holdings PLC
Fixed until 03/15/2031, 2.90% (A), 03/15/2032	200,000	170,280
Standard Chartered PLC
Fixed until 11/16/2027, 7.77% (A), 11/16/2028 (B)	200,000	214,064
Stichting AK Rabobank Certificaten
6.50% (E), 12/29/2049 (D) (F)	EUR 210,100	239,935
Sumitomo Mitsui Financial Group, Inc.
5.85%, 07/13/2030	$ 200,000	207,651
Swedbank AB
6.14%, 09/12/2026 (B)	200,000	202,679
UBS Group AG
Fixed until 06/05/2025, 2.19% (A), 06/05/2026 (B)	300,000	287,652
4.28%, 01/09/2028 (B)	300,000	289,603
Fixed until 08/05/2026, 4.70% (A), 08/05/2027 (B)	400,000	392,605
UniCredit SpA
Fixed until 09/22/2025, 2.57% (A), 09/22/2026 (B)	350,000	333,407
Wells Fargo & Co.
Fixed until 06/17/2026, 3.20% (A), 06/17/2027	200,000	191,053
Fixed until 07/25/2033, 5.56% (A), 07/25/2034	200,000	200,964

		8,435,188

Beverages - 0.0% (C)
Bacardi Ltd.
4.70%, 05/15/2028 (B)	100,000	97,506

Biotechnology - 0.0% (C)
Illumina, Inc.
2.55%, 03/23/2031 (G)	100,000	82,711

Capital Markets - 0.5%
Banco BTG Pactual SA
4.50%, 01/10/2025 (B)	200,000	197,399
Brighthouse Holdings LLC
6.50% (E), 07/27/2037 (B) (F)	100,000	91,000
Brookfield Finance, Inc.
3.90%, 01/25/2028	700,000	674,422
Nomura Holdings, Inc.
2.33%, 01/22/2027	400,000	368,862

		1,331,683

Communications Equipment - 0.1%
Motorola Solutions, Inc.
2.30%, 11/15/2030	200,000	167,861

Containers & Packaging - 0.1%
Berry Global, Inc.
4.88%, 07/15/2026 (B)	200,000	196,029

Transamerica Series Trust	Page 2

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Distributors - 0.1%
Ferguson Finance PLC
3.25%, 06/02/2030 (B)	$ 300,000	$ 268,677

Diversified REITs - 0.1%
GLP Capital LP/GLP Financing II, Inc.
5.38%, 04/15/2026	60,000	59,482
Goodman US Finance Five LLC
4.63%, 05/04/2032 (B)	200,000	183,399

		242,881

Electric Utilities - 2.1%
AEP Texas, Inc.
5.25%, 05/15/2052	100,000	93,853
Alabama Power Co.
4.15%, 08/15/2044	200,000	168,916
Arizona Public Service Co.
2.65%, 09/15/2050	100,000	59,932
Black Hills Corp.
6.15%, 05/15/2034	100,000	103,283
Consolidated Edison Co. of New York, Inc.
6.15%, 11/15/2052	100,000	110,012
Constellation Energy Generation LLC
5.80%, 03/01/2033	200,000	206,289
Duke Energy Florida LLC
3.40%, 10/01/2046	200,000	146,632
Duke Energy Progress LLC
5.25%, 03/15/2033	100,000	101,189
ENEL Finance International NV
4.63%, 06/15/2027 (B)	200,000	196,713
Entergy Mississippi LLC
2.85%, 06/01/2028 (H)	700,000	643,507
Eversource Energy
5.45%, 03/01/2028	100,000	101,257
FirstEnergy Pennsylvania Electric Co.
3.60%, 06/01/2029 (B)	400,000	371,769
Georgia Power Co.
4.30%, 03/15/2042	100,000	87,236
4.70%, 05/15/2032	200,000	195,254
Indianapolis Power & Light Co.
5.70%, 04/01/2054 (B)	100,000	100,361
IPALCO Enterprises, Inc.
5.75%, 04/01/2034 (B)	200,000	199,489
Liberty Utilities Finance GP 1
2.05%, 09/15/2030 (B)	200,000	162,091
NextEra Energy Capital Holdings, Inc.
5.05%, 02/28/2033	100,000	99,100
Niagara Mohawk Power Corp.
4.12%, 11/28/2042 (B)	100,000	81,206
Northern States Power Co.
4.50%, 06/01/2052	100,000	87,738
Pacific Gas & Electric Co.
3.45%, 07/01/2025	250,000	243,235
3.50%, 06/15/2025	110,000	107,169
3.75%, 07/01/2028 - 08/15/2042	450,000	382,832
PacifiCorp
5.50%, 05/15/2054	100,000	96,216
San Diego Gas & Electric Co.
1.70%, 10/01/2030	100,000	82,273
Southern California Edison Co.
3.90%, 03/15/2043	100,000	80,463
4.00%, 04/01/2047	300,000	237,604
4.65%, 10/01/2043	300,000	265,504

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Southwestern Electric Power Co.
6.20%, 03/15/2040	$ 400,000	$ 423,086
WEC Energy Group, Inc.
5.60%, 09/12/2026	100,000	101,133

		5,335,342

Financial Services - 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.88%, 08/14/2024	150,000	148,272
Aviation Capital Group LLC
5.50%, 12/15/2024 (B)	200,000	199,238
Avolon Holdings Funding Ltd.
2.53%, 11/18/2027 (B)	79,000	70,291
2.88%, 02/15/2025 (B)	100,000	97,312
LeasePlan Corp. NV
2.88%, 10/24/2024 (B)	200,000	196,753
PennyMac Financial Services, Inc.
5.38%, 10/15/2025 (B)	100,000	98,854

		810,720

Gas Utilities - 0.2%
Brooklyn Union Gas Co.
4.63%, 08/05/2027 (B)	200,000	194,228
Southern California Gas Co.
4.13%, 06/01/2048	300,000	245,054

		439,282

Ground Transportation - 0.1%
DAE Funding LLC
2.63%, 03/20/2025 (B)	200,000	193,540
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/2025 (B)	153,000	152,761

		346,301

Health Care Providers & Services - 0.5%
AHS Hospital Corp.
5.02%, 07/01/2045	200,000	194,626
Centene Corp.
2.50%, 03/01/2031	100,000	82,297
CHRISTUS Health
4.34%, 07/01/2028	200,000	196,063
Fresenius Medical Care US Finance III, Inc.
2.38%, 02/16/2031 (B)	200,000	157,808
HCA, Inc.
4.13%, 06/15/2029	100,000	94,661
5.20%, 06/01/2028	100,000	100,306
Humana, Inc.
5.75%, 03/01/2028	200,000	204,456
Northwell Healthcare, Inc.
3.98%, 11/01/2046	200,000	161,414
Providence St. Joseph Health Obligated Group
5.40%, 10/01/2033	100,000	101,610

		1,293,241

Health Care REITs - 0.0% (C)
Omega Healthcare Investors, Inc.
3.25%, 04/15/2033	100,000	81,047

Transamerica Series Trust	Page 3

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure - 0.2%
Marriott International, Inc.
2.85%, 04/15/2031	$ 100,000	$ 86,234
Sands China Ltd.
4.05%, 01/08/2026	300,000	288,357

		374,591

Industrial REITs - 0.0% (C)
Rexford Industrial Realty LP
5.00%, 06/15/2028	100,000	99,302

Insurance - 0.2%
Equitable Financial Life Global Funding
5.50%, 12/02/2025 (B)	100,000	99,788
Fairfax Financial Holdings Ltd.
3.38%, 03/03/2031	100,000	86,997
Liberty Mutual Group, Inc.
5.50%, 06/15/2052 (B)	200,000	192,454
Willis North America, Inc.
4.65%, 06/15/2027	200,000	196,834

		576,073

IT Services - 0.1%
CGI, Inc.
2.30%, 09/14/2031	200,000	161,206

Media - 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.20%, 03/15/2028	100,000	94,233
Comcast Corp.
2.94%, 11/01/2056	941,000	594,695

		688,928

Office REITs - 0.1%
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/2029	200,000	193,248

Oil, Gas & Consumable Fuels - 0.6%
Boardwalk Pipelines LP
3.40%, 02/15/2031	200,000	177,447
Cheniere Energy Partners LP
5.95%, 06/30/2033	100,000	102,425
Enbridge, Inc.
5.70%, 03/08/2033	100,000	102,380
Energy Transfer LP
4.75%, 01/15/2026	400,000	395,903
7.50%, 07/01/2038	50,000	57,519
Kinder Morgan, Inc.
7.75%, 01/15/2032	100,000	113,487
Midwest Connector Capital Co. LLC
3.90%, 04/01/2024 (B)	200,000	200,000
Ovintiv, Inc.
7.10%, 07/15/2053	100,000	112,092
Santos Finance Ltd.
6.88%, 09/19/2033 (B)	100,000	105,769
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	100,000	89,980
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/2028	100,000	107,041
Woodside Finance Ltd.
3.65%, 03/05/2025 (B)	10,000	9,811

		1,573,854

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Passenger Airlines - 0.3%
American Airlines Pass-Through Trust
3.00%, 04/15/2030	$ 134,447	$ 122,480
3.25%, 04/15/2030	67,284	60,775
3.50%, 08/15/2033	70,470	61,306
British Airways Pass-Through Trust
3.80%, 03/20/2033 (B)	124,108	116,772
Spirit Airlines Pass-Through Trust
4.10%, 10/01/2029	56,323	51,682
United Airlines Pass-Through Trust
2.88%, 04/07/2030	206,355	186,998
3.10%, 01/07/2030 - 04/07/2030	272,057	244,000

		844,013

Pharmaceuticals - 0.2%
Bayer US Finance II LLC
4.63%, 06/25/2038 (B)	600,000	502,247

Professional Services - 0.2%
Global Payments, Inc.
4.95%, 08/15/2027	300,000	297,688
Moody’s Corp.
3.10%, 11/29/2061	200,000	130,549

		428,237

Residential REITs - 0.1%
Essex Portfolio LP
4.00%, 03/01/2029	300,000	285,937

Retail REITs - 0.1%
NNN REIT, Inc.
4.80%, 10/15/2048	300,000	262,332

Semiconductors & Semiconductor Equipment - 0.1%
Broadcom, Inc.
3.19%, 11/15/2036 (B)	100,000	79,684
Marvell Technology, Inc.
5.75%, 02/15/2029	100,000	102,431
Micron Technology, Inc.
6.75%, 11/01/2029	100,000	107,389

		289,504

Software - 0.4%
Open Text Corp.
6.90%, 12/01/2027 (B)	200,000	206,763
Oracle Corp.
2.95%, 05/15/2025	760,000	739,955
4.90%, 02/06/2033	200,000	196,072

		1,142,790

Specialized REITs - 0.4%
American Tower Corp.
2.10%, 06/15/2030	100,000	83,145
4.00%, 06/01/2025	760,000	746,849
5.55%, 07/15/2033	100,000	100,844
VICI Properties LP
4.38%, 05/15/2025	200,000	196,601

		1,127,439

Tobacco - 0.0% (C)
Philip Morris International, Inc.
5.38%, 02/15/2033	100,000	100,840

Transamerica Series Trust	Page 4

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services - 0.2%
T-Mobile USA, Inc.
5.05%, 07/15/2033	$ 100,000	$ 98,920
6.00%, 06/15/2054	300,000	321,157

		420,077

Total Corporate Debt Securities (Cost $30,779,289)		28,881,950

FOREIGN GOVERNMENT OBLIGATIONS - 1.5%
Brazil - 0.4%
Brazil Letras do Tesouro Nacional
Series LTN,
Zero Coupon, 07/01/2024	BRL 6,200,000	1,206,819

Canada - 0.2%
Province of Quebec
2.50%, 04/20/2026	$ 600,000	573,257

Dominican Republic - 0.1%
Dominican Republic International Bonds
4.88%, 09/23/2032 (B)	200,000	179,045

Indonesia - 0.1%
Perusahaan Penerbit SBSN Indonesia III
4.40%, 06/06/2027 (B)	200,000	196,451

Italy - 0.1%
Cassa Depositi e Prestiti SpA
5.75%, 05/05/2026 (B)	200,000	198,235

Mexico - 0.2%
Mexico Government International Bonds
6.34%, 05/04/2053	200,000	197,441
Mexico Udibonos
Series S,
2.75%, 11/27/2031	MXN 3,812,895	196,421
3.00%, 12/03/2026	324,502	18,131
4.00%, 11/30/2028	1,379,132	79,134

		491,127

Panama - 0.1%
Panama Government International Bonds
6.88%, 01/31/2036	$ 200,000	197,500

Poland - 0.0% (C)
Republic of Poland Government International Bonds
5.13%, 09/18/2034	100,000	99,556

Romania - 0.2%
Romania Government International Bonds
2.75%, 04/14/2041 (B)	EUR 200,000	147,047
5.50%, 09/18/2028 (B)	200,000	222,240
6.38%, 09/18/2033 (B)	200,000	230,623

		599,910

Serbia - 0.1%
Serbia International Bonds
6.25%, 05/26/2028 (B)	$ 200,000	203,860

Total Foreign Government Obligations (Cost $4,057,928)		3,945,760

	Principal	Value
LOAN ASSIGNMENT - 0.0% (C)
Capital Markets - 0.0% (C)
Zephyrus Capital Aviation Partners LLC Term Loan,
4.61% (I), 10/15/2038 (J)	$ 118,511	$ 105,783

Total Loan Assignment (Cost $117,221)		105,783

MORTGAGE-BACKED SECURITIES - 1.5%
Angel Oak Mortgage Trust
Series 2020-4, Class A1,
1.47% (A), 06/25/2065 (B)	30,881	28,661
Ashford Hospitality Trust
Series 2018-ASHF, Class A,
1-Month Term SOFR + 1.07%, 6.40% (A), 04/15/2035 (B)	123,629	122,548
BAMLL Commercial Mortgage Securities Trust
Series 2019-RLJ, Class A,
1-Month Term SOFR + 1.10%, 6.42% (A), 04/15/2036 (B)	300,000	299,919
Bear Stearns Alt-A Trust
Series 2005-7, Class 22A1,
4.87% (A), 09/25/2035	72,393	42,518
BIG Commercial Mortgage Trust
Series 2022-BIG, Class A,
1-Month Term SOFR + 1.34%, 6.67% (A), 02/15/2039 (B)	191,716	189,385
ChaseFlex Trust
Series 2007-2, Class A1,
1-Month Term SOFR + 0.67%, 6.00% (A), 05/25/2037	87,121	79,441
COMM Mortgage Trust
Series 2018-HOME, Class A,
3.82% (A), 04/10/2033 (B)	300,000	278,678
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-AR7, Class 2A1,
5.11% (A), 11/25/2034	20,967	20,010
DROP Mortgage Trust
Series 2021-FILE, Class A,
1-Month Term SOFR + 1.26%, 6.59% (A), 10/15/2043 (B)	100,000	96,162
Extended Stay America Trust
Series 2021-ESH, Class A,
1-Month Term SOFR + 1.19%, 6.52% (A), 07/15/2038 (B)	274,277	274,191
HarborView Mortgage Loan Trust
Series 2005-4, Class 3A1,
4.24% (A), 07/19/2035	17,949	13,128
Independence Plaza Trust
Series 2018-INDP, Class A,
3.76%, 07/10/2035 (B)	400,000	383,072
La Hipotecaria El Salvadorian Mortgage Trust
Series 2016-1A, Class A,
3.36%, 01/15/2046 (B) (J)	193,841	179,009
MASTR Alternative Loan Trust
Series 2003-9, Class 4A1,
5.25%, 11/25/2033	50,741	48,763

Transamerica Series Trust	Page 5

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust
Series 2003-B, Class A1,
1-Month Term SOFR + 0.79%, 6.12% (A), 04/25/2028	$ 30,171	$ 28,801
Mill City Mortgage Loan Trust
Series 2019-GS2, Class A1,
2.75% (A), 08/25/2059 (B)	65,572	62,012
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25, Class A4,
3.37%, 10/15/2048	500,000	486,589
MortgageIT Trust
Series 2005-2, Class 1A1,
1-Month Term SOFR + 0.63%, 5.96% (A), 05/25/2035	3,661	3,552
Natixis Commercial Mortgage Securities Trust
Series 2019-10K, Class A,
3.62%, 05/15/2039 (B)	400,000	366,027
New Residential Mortgage Loan Trust
Series 2019-RPL3, Class A1,
2.75% (A), 07/25/2059 (B)	200,760	188,462
Series 2020-RPL1, Class A1,
2.75% (A), 11/25/2059 (B)	85,345	79,451
NYO Commercial Mortgage Trust
Series 2021-1290, Class A,
1-Month Term SOFR + 1.21%, 6.54% (A), 11/15/2038 (B)	300,000	290,255
Towd Point Mortgage Funding - Granite4 PLC
Series 2019-GR4A, Class A1,
SONIA + 1.14%, 6.37% (A), 10/20/2051 (B)	GBP 182,941	230,945
WaMu Mortgage Pass-Through Certificates Trust
Series 2006-AR9, Class 2A,
12-MTA + 1.05%, 6.14% (A), 08/25/2046	$ 184,995	147,368

Total Mortgage-Backed Securities (Cost $4,182,771)		3,938,947

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.1%
California - 0.1%
State of California, General Obligation Unlimited,
7.35%, 11/01/2039	150,000	177,262

Pennsylvania - 0.0% (C)
Commonwealth Financing Authority, Revenue Bonds,
Series A, 2.99%, 06/01/2042	200,000	151,553

Total Municipal Government Obligations (Cost $397,366)		328,815

U.S. GOVERNMENT AGENCY OBLIGATIONS - 11.2%
Federal Home Loan Mortgage Corp.
4.50%, 08/01/2048	134,904	131,335
5.50%, 02/01/2053	297,916	297,296
6.00%, 01/01/2053 - 09/01/2053	1,299,684	1,313,470
6.50%, 02/01/2054	300,000	306,617

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.09% (A), 04/25/2028	$ 600,000	$ 563,172
Federal Home Loan Mortgage Corp. REMICS
3.50%, 01/15/2048	746,474	651,674
1-Month SOFR Average + 0.46%, 5.74% (A), 01/15/2038	133,070	132,232
1-Month SOFR Average + 0.51%, 5.83% (A), 02/15/2041 - 09/15/2045	311,202	306,719
Federal Home Loan Mortgage Corp.
REMICS, Interest Only STRIPS
Zero Coupon, 01/15/2038	133,070	7,226
Federal Home Loan Mortgage Corp., Interest Only STRIPS
(1.00) * 1-Month SOFR Average + 5.78%, 0.46% (A), 09/15/2043	189,012	16,153
Federal National Mortgage Association
3.50%, 06/01/2045	48,146	43,988
4.00%, 09/01/2050	1,333,415	1,240,110
4.50%, 03/01/2039 - 07/01/2053	2,031,083	1,937,707
5.50%, 04/01/2053 - 07/01/2053	2,324,768	2,317,082
Federal National Mortgage Association REMICS
1-Month SOFR Average + 0.66%, 5.98% (A), 02/25/2041	21,143	21,120
Federal National Mortgage Association REMICS, Interest Only STRIPS
3.00%, 03/25/2028	57,616	2,233
Government National Mortgage Association
4.50%, 11/20/2052	188,124	180,895
Government National Mortgage Association REMICS
1-Month Term SOFR + 0.91%, 6.24% (A), 05/20/2066 - 06/20/2066	622,002	620,326
Government National Mortgage Association, TBA
3.00%, 04/20/2054 (K)	2,000,000	1,765,633
4.00%, 04/20/2054 (K)	700,000	655,656
Northstar Education Finance, Inc.
Series 2012-1, Class A,
1-Month SOFR Average + 0.81%, 6.13% (A), 12/26/2031 (B)	1,842	1,840
PHEAA Student Loan Trust
Series 2016-2A, Class A,
1-Month SOFR Average + 1.06%, 6.38% (A), 11/25/2065 (B)	66,024	65,845
Tagua Leasing LLC
1.58%, 11/16/2024	6,864	6,766
Tennessee Valley Authority
3.88%, 03/15/2028	400,000	393,208
Uniform Mortgage-Backed Security, TBA
3.00%, 04/01/2054 (K)	6,600,000	5,684,277
3.50%, 04/01/2054 (K)	700,000	627,129
4.00%, 04/01/2054 (K)	5,200,000	4,820,213
4.50%, 04/01/2054 (K)	100,000	95,312
5.00%, 04/01/2054 (K)	100,000	97,648
5.50%, 04/01/2054 (K)	2,800,000	2,788,051
6.00%, 04/01/2054 (K)	2,000,000	2,019,310

Total U.S. Government Agency Obligations (Cost $29,478,239)		29,110,243

Transamerica Series Trust	Page 6

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 19.6%
U.S. Treasury - 17.8%
U.S. Treasury Bonds
1.13%, 05/15/2040	$ 180,000	$ 112,669
1.38%, 11/15/2040 - 08/15/2050 (L)	7,220,000	4,646,661
1.75%, 08/15/2041	1,700,000	1,149,227
1.88%, 02/15/2041 (L)	3,100,000	2,164,793
2.00%, 11/15/2041	1,900,000	1,335,270
2.25%, 08/15/2049 (L)	70,000	46,769
2.38%, 02/15/2042	900,000	670,500
2.88%, 11/15/2046 (L)	1,200,000	926,297
2.88%, 05/15/2049	90,000	68,586
3.00%, 02/15/2048 - 02/15/2049 (L)	2,070,000	1,619,875
3.13%, 11/15/2041 (L)	1,290,000	1,085,464
3.25%, 05/15/2042	1,800,000	1,532,531
3.38%, 08/15/2042	1,400,000	1,211,109
3.63%, 08/15/2043	600,000	534,516
3.88%, 05/15/2043 (L)	1,200,000	1,109,203
4.00%, 11/15/2042	1,750,000	1,650,947
4.38%, 05/15/2041 - 08/15/2043 (L)	4,200,000	4,175,106
4.50%, 02/15/2044 (G)	100,000	100,688
4.75%, 02/15/2041 - 11/15/2043	1,830,000	1,905,531
U.S. Treasury Notes
3.63%, 03/31/2030	600,000	581,180
3.75%, 05/31/2030 - 06/30/2030	2,100,000	2,045,942
4.00%, 01/31/2029 (L)	900,000	891,211
4.00%, 02/28/2030 - 02/15/2034	1,900,000	1,872,867
4.13%, 08/31/2030	900,000	894,867
4.25%, 02/28/2029	8,000,000	8,015,000
4.38%, 11/30/2030	1,800,000	1,816,242
4.50%, 11/15/2033	2,200,000	2,250,875
4.63%, 09/30/2030	900,000	920,355
4.88%, 10/31/2030	900,000	933,363

		46,267,644

U.S. Treasury Inflation-Protected Securities - 1.8%
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 01/15/2032	778,281	680,819
0.63%, 07/15/2032	1,060,760	963,255
1.13%, 01/15/2033	1,210,552	1,136,966
1.75%, 01/15/2034	1,905,016	1,883,555

		4,664,595

Total U.S. Government Obligations (Cost $56,380,947)		50,932,239

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.1%
U.S. Treasury Bills
5.37% (M), 05/09/2024	304,000	302,309

Total Short-Term U.S. Government Obligation (Cost $302,320)		302,309

	Shares	Value
OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.29% (M)	147,003	147,003

Total Other Investment Company (Cost $147,003)		147,003

	Principal	Value
REPURCHASE AGREEMENTS - 63.9%
BNP Paribas SA, 5.43% (M), dated 03/28/2024, to be repurchased at $158,195,387 on 04/01/2024. Collateralized by a U.S. Government Obligation, 1.88%, due 07/31/2026, and with a value of $161,416,488.	$ 158,100,000	$ 158,100,000
Fixed Income Clearing Corp., 2.50% (M), dated 03/28/2024, to be repurchased at $8,126,446 on 04/01/2024. Collateralized by a U.S. Government Obligation, 4.00%, due 12/15/2025, and with a value of $8,286,696.	8,124,189	8,124,189

Total Repurchase Agreements (Cost $166,224,189)		166,224,189

Total Investments Excluding Options Purchased (Cost $297,384,590)		289,186,606
Total Options Purchased - 0.5% (Cost $3,338,265)		1,287,223

Total Investments Before Securities Sold Short (Cost $300,722,855)		290,473,829

	Principal	Value
TBA SHORT COMMITMENTS - (1.1)%
U.S. GOVERNMENT AGENCY OBLIGATIONS - (1.1)%
Uniform Mortgage-Backed Security, TBA
4.50%, 04/01/2054 (K)	$ (1,100,000)	$ (1,048,437)
5.50%, 04/01/2054 (K)	(1,900,000)	(1,891,892)

Total U.S. Government Agency Obligations (Proceeds $(2,919,500))		(2,940,329)

Total TBA Short Commitments (Proceeds $(2,919,500))		(2,940,329)

Net Other Assets (Liabilities), Net of Securities Sold Short - (10.5)%		(27,356,113)

Net Assets - 100.0%		$ 260,177,387

Transamerica Series Trust	Page 7

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Face Value	Value Including Accrued Interest
REVERSE REPURCHASE AGREEMENTS - (8.6)% (N)
Bank of Nova Scotia, 5.42% (M), dated 03/07/2024, to be repurchased at $(94,720) on 04/18/2024. Collateralized by a U.S. Government Obligation, 3.88%, due 05/15/2043, and with a value of $(93,934).	$ (94,125)	$ (94,479)
Barclays Capital, Inc., 5.00% (M), dated 03/28/2024, to be repurchased at $(8,044,467) on 04/01/2024. Collateralized by a U.S. Government Obligation, 4.25%, due 02/28/2029, and with a value of $(8,045,815).	(8,040,000)	(8,044,467)
BofA Securities, Inc., 5.45% (M), dated 03/26/2024, to be repurchased at $(69,397) on 04/09/2024. Collateralized by a U.S. Government Obligation, 1.88%, due 02/15/2041, and with a value of $(70,104).	(69,250)	(69,313)
BofA Securities, Inc., 5.50% (M), dated 03/28/2024, to be repurchased at $(2,024,913) on 04/04/2024. Collateralized by a U.S. Government Obligation, 1.88%, due 02/15/2041, and with a value of $(2,033,020).	(2,022,750)	(2,023,986)
Deutsche Bank Securities, Inc., 5.39% (M), dated 03/06/2024, to be repurchased at $(1,444,229) on 04/03/2024. Collateralized by a U.S. Government Obligation, 4.75%, due 11/15/2043, and with a value of $(1,437,829).	(1,438,200)	(1,443,799)
Deutsche Bank Securities, Inc., 5.40% (M), dated 03/25/2024, to be repurchased at $(1,285,291) on 04/02/2024. Collateralized by a U.S. Government Obligation, 4.00%, due 02/15/2034, and with a value of $(1,286,360).	(1,283,750)	(1,285,098)

	Face Value	Value Including Accrued Interest
REVERSE REPURCHASE AGREEMENTS - (continued)

Deutsche Bank Securities, Inc., 5.42% (M), dated 03/07/2024 - 03/08/2024, to be repurchased at $(5,794,712) on 04/18/2024. Collateralized by U.S. Government Obligations, 1.38% - 3.88%, due 11/15/2040 - 05/15/2043, and with a total value of $(5,698,577).

	$ (5,758,750)	$ (5,779,973)
Deutsche Bank Securities, Inc., 5.43% (M), dated 03/25/2024, to be repurchased at $(2,287,320) on 04/08/2024. Collateralized by a U.S. Government Obligation, 4.50%, due 11/15/2033, and with a value of $(2,288,924).	(2,282,500)	(2,284,910)
JPMorgan Securities LLC, 5.35% (M), dated 03/26/2024, to be repurchased at $(896,432) on 04/02/2024. Collateralized by a U.S. Government Obligation, 4.00%, due 01/31/2029, and with a value of $(897,420).	(895,500)	(896,298)
Royal Bank of Canada, 5.40% (M), dated 03/13/2024, to be repurchased at $(399,672) on 04/10/2024. Collateralized by a U.S. Government Obligation, 4.38%, due 08/15/2043, and with a value of $(398,149).	(398,000)	(399,134)
Royal Bank of Canada, 5.41% (M), dated 03/21/2024, to be repurchased at $(69,092) on 04/11/2024. Collateralized by a U.S. Government Obligation, 1.88%, due 02/15/2041, and with a value of $(70,104).	(68,875)	(68,989)

Total Reverse Repurchase Agreements	$ (22,351,700)	$ (22,390,446)

Transamerica Series Trust	Page 8

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - S&P 500® Index	USD	4,050.00	12/20/2024	USD	195,987,255	373	$3,338,265	$1,287,223

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Call - 5-Year	CITI	1-Year USD-SOFR	Receive	2.50%	04/08/2024	EUR	100,000	$(184)	$(26)
Call - 10-Year	GSB	1-Year USD-SOFR	Receive	3.50	04/08/2024	USD	100,000	(375)	(6)
Call - 10-Year	MSC	1-Year USD-SOFR	Receive	3.62	04/01/2024	USD	400,000	(1,480)	(8)
Call - 10-Year	GSB	1-Year USD-SOFR	Receive	3.68	04/15/2024	USD	100,000	(340)	(187)
Put - 5-Year	CITI	1-Year USD-SOFR	Pay	2.85	04/08/2024	EUR	100,000	(184)	(16)
Put - 10-Year	GSB	1-Year USD-SOFR	Pay	3.90	04/08/2024	USD	100,000	(375)	(245)
Put - 10-Year	MSC	1-Year USD-SOFR	Pay	4.03	04/01/2024	USD	400,000	(1,460)	(17)
Put - 10-Year	GSB	1-Year USD-SOFR	Pay	4.08	04/15/2024	USD	100,000	(340)	(72)

Total								$(4,738)	$(577)

								Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS								$(4,738)	$(577)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (O)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2024 (P)	Notional Amount (Q)		Value (R)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
AT&T, Inc.	1.00%	Quarterly	06/20/2028	0.59%	USD	200,000	$3,122	$(995)	$4,117
General Motors Co.	5.00	Quarterly	06/20/2028	0.82	USD	100,000	16,162	12,426	3,736

Total							$19,284	$11,431	$7,853

Credit Default Swap Agreements on Credit Indices – Sell Protection (O)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (Q)		Value (R)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Index - Series 40	1.00%	Quarterly	12/20/2028	USD	300,000	$(7,023)	$(13,402)	$6,379
North America Investment Grade Index - Series 41	1.00	Quarterly	12/20/2028	USD	1,400,000	32,512	15,027	17,485
North America Investment Grade Index - Series 42	1.00	Quarterly	06/20/2029	USD	2,800,000	64,318	62,518	1,800

Total						$89,807	$64,143	$25,664

Transamerica Series Trust	Page 9

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued):

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-SOFR	Pay	1.49%	Semi-Annually/Quarterly	06/23/2031	USD	700,000	$113,835	$—	$113,835
3-Month USD-SOFR	Pay	2.00	Semi-Annually/Quarterly	12/15/2051	USD	800,000	260,189	(25,203)	285,392
6-Month AUD-BBR-BBSW	Receive	4.75	Semi-Annually	12/20/2033	AUD	3,200,000	23,739	(37,892)	61,631
6-Month CAD-CDOR	Receive	1.22	Semi-Annually	03/03/2025	CAD	200,000	(5,019)	(4,489)	(530)
6-Month CAD-CDOR	Receive	1.24	Semi-Annually	03/04/2025	CAD	700,000	(17,532)	(15,687)	(1,845)
6-Month CAD-CDOR	Pay	3.50	Semi-Annually	06/01/2032	CAD	1,100,000	(2,055)	(7,938)	5,883
6-Month CAD-CDOR	Pay	3.75	Semi-Annually	12/20/2033	CAD	200,000	(2,653)	(1,155)	(1,498)
12-Month USD-SOFR	Pay	1.75	Annually	12/15/2051	USD	900,000	301,281	(35,059)	336,340
12-Month USD-SOFR	Receive	3.47	Annually	02/22/2030	USD	1,000,000	(26,051)	—	(26,051)
12-Month USD-SOFR	Pay	3.60	Annually	08/15/2033	USD	1,200,000	23,823	—	23,823
12-Month USD-SOFR	Pay	3.61	Annually	08/15/2033	USD	1,600,000	31,206	—	31,206
12-Month USD-SOFR	Pay	3.61	Annually	08/15/2033	USD	300,000	5,821	—	5,821
12-Month USD-SOFR	Pay	3.62	Annually	08/15/2033	USD	300,000	5,597	—	5,597
12-Month USD-SOFR	Receive	3.62	Annually	01/31/2034	USD	200,000	(4,125)	—	(4,125)
12-Month USD-SOFR	Pay	3.64	Annually	05/31/2028	USD	100,000	1,756	—	1,756
12-Month USD-SOFR	Pay	3.65	Annually	01/08/2034	USD	100,000	1,942	—	1,942
12-Month USD-SOFR	Pay	3.66	Annually	05/31/2028	USD	100,000	1,686	—	1,686
12-Month USD-SOFR	Pay	3.66	Annually	05/31/2028	USD	500,000	8,302	—	8,302
12-Month USD-SOFR	Pay	3.68	Annually	05/31/2028	USD	1,000,000	15,959	—	15,959
12-Month USD-SOFR	Pay	3.69	Annually	05/31/2028	USD	500,000	7,739	—	7,739
12-Month USD-SOFR	Pay	3.69	Annually	05/31/2028	USD	500,000	7,686	—	7,686
12-Month USD-SOFR	Receive	3.71	Annually	03/05/2034	USD	300,000	(3,485)	—	(3,485)
12-Month USD-SOFR	Receive	3.75	Annually	07/12/2033	USD	100,000	(1,870)	—	(1,870)
12-Month USD-SOFR	Receive	3.76	Annually	08/23/2033	USD	200,000	(3,238)	—	(3,238)
12-Month USD-SOFR	Receive	3.95	Annually	09/13/2033	USD	300,000	228	—	228
12-Month USD-SOFR	Receive	3.97	Annually	02/27/2029	USD	200,000	(455)	—	(455)
12-Month USD-SOFR	Receive	4.15	Annually	10/12/2033	USD	200,000	3,728	—	3,728
12-Month USD-SOFR	Receive	4.17	Annually	09/27/2033	USD	200,000	3,860	—	3,860
12-Month USD-SOFR	Receive	4.22	Annually	10/20/2033	USD	200,000	4,965	—	4,965

Total							$756,859	$(127,423)	$884,282

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	28	06/28/2024	$5,731,724	$5,725,562	$—	$(6,162)
10-Year Canada Government Bonds	12	06/19/2024	1,060,480	1,066,096	5,616	—
10-Year U.S. Treasury Notes	56	06/18/2024	6,182,830	6,204,625	21,795	—
E-Mini Russell 2000® Index	122	06/21/2024	12,835,965	13,089,990	254,025	—
MSCI EAFE Mini Index	331	06/21/2024	38,578,873	39,010,005	431,132	—
S&P 500® E-Mini Index	590	06/21/2024	153,834,688	156,600,750	2,766,062	—

Total					$3,478,630	$(6,162)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year Japan Government Bonds	(3)	06/13/2024	$(2,885,553)	$(2,886,841)	$—	$(1,288)
10-Year U.S. Treasury Ultra Notes	(151)	06/18/2024	(17,195,005)	(17,306,015)	—	(111,010)
30-Year U.S. Treasury Bonds	(26)	06/18/2024	(3,109,677)	(3,131,375)	—	(21,698)
U.S. Treasury Ultra Bonds	(3)	06/18/2024	(375,605)	(387,000)	—	(11,395)

Total					$—	$(145,391)

Total Futures Contracts					$3,478,630	$(151,553)

Transamerica Series Trust	Page 10

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	04/02/2024	USD	230,202	GBP	182,000	$489	$—
BNP	04/30/2024	INR	12,394,207	USD	149,276	—	(789)
BNP	06/20/2024	USD	106,559	TWD	3,298,207	2,540	—
BNP	07/22/2024	PLN	754,039	USD	186,083	2,429	—
BOA	04/02/2024	USD	73,761	DKK	507,445	358	—
BOA	04/02/2024	USD	1,610,450	EUR	1,487,000	6,075	—
BOA	04/30/2024	IDR	2,399,382,956	USD	153,247	—	(2,050)
CITI	04/02/2024	USD	428,854	CAD	582,393	—	(1,112)
CITI	04/02/2024	USD	326,649	CHF	286,455	8,948	—
CITI	04/19/2024	USD	13,222	CNH	96,000	—	(4)
CITI	04/26/2024	USD	83,491	CNH	600,797	690	—
CITI	04/30/2024	USD	17,349	TWD	548,851	139	—
DUB	04/30/2024	USD	122,629	MXN	2,084,000	—	(2,147)
GSB	07/02/2024	USD	1,234,782	BRL	6,200,000	9,494	—
HSBC	04/19/2024	USD	102,924	CNH	739,481	1,041	—
HSBC	06/20/2024	INR	601,143	USD	7,181	9	—
JPM	05/03/2024	BRL	784,105	USD	158,662	—	(2,836)
JPM	06/20/2024	USD	61,609	TWD	1,894,711	1,854	—
SCB	04/02/2024	USD	13,458	CNH	96,697	143	—
SCB	04/02/2024	JPY	98,176,053	USD	658,949	—	(10,210)
SCB	04/19/2024	USD	60,619	CNH	435,748	583	—
SCB	04/26/2024	USD	129,294	CNH	930,451	1,060	—

Total						$35,852	$(19,148)

INVESTMENT VALUATION:

Valuation Inputs (S)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$5,269,368	$—	$5,269,368
Corporate Debt Securities	—	28,881,950	—	28,881,950
Foreign Government Obligations	—	3,945,760	—	3,945,760
Loan Assignment	—	105,783	—	105,783
Mortgage-Backed Securities	—	3,938,947	—	3,938,947
Municipal Government Obligations	—	328,815	—	328,815
U.S. Government Agency Obligations	—	29,110,243	—	29,110,243
U.S. Government Obligations	—	50,932,239	—	50,932,239
Short-Term U.S. Government Obligation	—	302,309	—	302,309
Other Investment Company	147,003	—	—	147,003
Repurchase Agreements	—	166,224,189	—	166,224,189
Exchange-Traded Options Purchased	1,287,223	—	—	1,287,223

Total Investments	$1,434,226	$289,039,603	$—	$290,473,829

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$116,114	$—	$116,114
Centrally Cleared Interest Rate Swap Agreements	—	823,342	—	823,342
Futures Contracts (T)	3,478,630	—	—	3,478,630
Forward Foreign Currency Contracts (T)	—	35,852	—	35,852

Total Other Financial Instruments	$3,478,630	$975,308	$—	$4,453,938

Transamerica Series Trust	Page 11

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

INVESTMENT VALUATION (continued):

Valuation Inputs (continued) (S)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
LIABILITIES
Securities Sold Short
U.S. Government Agency Obligations	$—	$(2,940,329)	$—	$(2,940,329)

Total Securities Sold Short	$—	$(2,940,329)	$—	$(2,940,329)

Other Financial Instruments
Reverse Repurchase Agreements	$—	$(22,390,446)	$—	$(22,390,446)
Over-the-Counter Interest Rate Swaptions Written	—	(577)	—	(577)
Centrally Cleared Credit Default Swap Agreements	—	(7,023)	—	(7,023)
Centrally Cleared Interest Rate Swap Agreements	—	(66,483)	—	(66,483)
Futures Contracts (T)	(151,553)	—	—	(151,553)
Forward Foreign Currency Contracts (T)	—	(19,148)	—	(19,148)

Total Other Financial Instruments	$(151,553)	$(22,483,677)	$—	$(22,635,230)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the total value of 144A securities is $16,755,700, representing 6.4% of the Portfolio’s net assets.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2024, the total value of Regulation S securities is $725,664, representing 0.3% of the Portfolio’s net assets.
(E)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of March 31, 2024; the maturity dates disclosed are the ultimate maturity dates.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	All or a portion of the securities are on loan. The total value of all securities on loan is $143,991, collateralized by cash collateral of $147,003. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(H)	All or a portion of the security has been segregated by the custodian as collateral for open TBA commitment transactions. The value of the security is $14,709.
(I)	Fixed rate loan commitment at March 31, 2024.
(J)	Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2024, the total value of securities is $284,792, representing 0.1% of the Portfolio’s net assets.
(K)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after March 31, 2024. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(L)	Securities are subject to sale-buyback transactions. The average amount of sale-buybacks outstanding during the period ended March 31, 2024 was $78,869 at a weighted average interest rate of 5.28%.
(M)	Rates disclosed reflect the yields at March 31, 2024.
(N)	The average amount of reverse repurchase agreements outstanding during the period ended March 31, 2024 was $5,813,244 at a weighted average interest rate of 5.29%.
(O)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(P)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(Q)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(R)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(S)	There were no transfers in or out of Level 3 during the period ended March 31, 2024. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(T)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi (offshore)

Transamerica Series Trust	Page 12

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

CURRENCY ABBREVIATIONS (continued):

DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
PLN	Polish Zloty
TWD	Taiwan New Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
DUB	Deutsche Bank AG
GSB	Goldman Sachs Bank
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MSC	Morgan Stanley & Co.
SCB	Standard Chartered Bank

PORTFOLIO ABBREVIATIONS:

BBR-BBSW	Bank Bill Swap Reference Rate
CDOR	Canadian Dollar Offered Rate
EAFE	Europe, Australasia and Far East
EURIBOR	Euro Interbank Offer Rate
MTA	Month Treasury Average
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Series Trust	Page 13

Transamerica PIMCO Tactical – Growth VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2024

(unaudited)

INVESTMENT VALUATION

Transamerica PIMCO Tactical – Growth VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Transamerica Series Trust	Page 14

Transamerica PIMCO Tactical – Growth VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Reverse repurchase agreements: Reverse repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

SUBSEQUENT EVENT

Effective on or about May 1, 2024, the Portfolio will be renamed Transamerica BlackRock iShares Tactical – Growth VP. Also on the effective date, the Portfolio’s principal investment strategies, principal risks, portfolio managers and investment management and sub-advisory fee schedules will change.

Transamerica Series Trust	Page 15